Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Concentration of Risk and Financial Instruments [Abstract]
Derivative Instruments
	Notional amount	Fair value

	U.S. Dollars

Options

Buy put options (Buy dollars and Sell NIS)	4,250	13

Sell call options (Sell dollars and Buy NIS)	4,250	(102)